Transactions with related parties (Details Narrative) € in Thousands		3 Months Ended	6 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 03, 2021 USD ($)	Mar. 21, 2014	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Nov. 14, 2018	Nov. 18, 2013 USD ($)	Dec. 31, 2020 USD ($)	Dec. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Charter Hire Commission			$ 851,000		$ 855,000
Advances			1,350,000					$ 1,350,000
Annual executive services fee			$ 324,000		298,000
Eur/US Dollar exchange rate			1.2052
Administrative services fee			$ 60,000		60,000
Dynagas Ltd. [Member]
Related Party Transaction [Line Items]
Management services agreement initial termination date										December 31, 2020
Daily management fee			$ 2,800		3,100					$ 2,500
Management fees annual upward percentage adjustment			3.00%	3.00%
Charter Hire Commission payable to the Management company			1.25%	1.25%
Charter Hire Commission			$ 851,000		855,000
Advances			1,350,000
Dynagas Ltd. [Member] | Working Capital Advances [Member]
Related Party Transaction [Line Items]
Payments for operating expenses			$ 356,000					1,032,000
Master Management Agreement [Member]
Related Party Transaction [Line Items]
Management services agreement initial termination date			December 31, 2030	December 31, 2030
Daily management fee	$ 2,750		$ 2,987		3,358			3,167
Management fees annual upward percentage adjustment			3.00%	3.00%
Administrative services days termination notice			6 months	6 months
$30 million Sponsor Facility [Member] | Dynagas Holding Ltd [Member]
Related Party Transaction [Line Items]
Revolving credit facility borrowing capacity			$ 30,000,000				$ 30,000,000
Duration of facility							5 years
Revolving credit facility amount drawn down			$ 0					$ 0
$30 million Extended Sponsor Facility [Member]
Related Party Transaction [Line Items]
Duration of facility						5 years
Five joint venture entities [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Percentage of ownership in entity			49.00%	49.00%
Amended Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Number Of Vessels			5
LNG Carrier Capacity			172,000	172,000
Vessel Type			ARC 7 LNG	ARC 7 LNG
Executive Services Agreement [Member]
Related Party Transaction [Line Items]
Annual executive services fee			$ 648,000	€ 538,000
Executive services agreement duration		The Executive Services Agreement had an initial term of five years and, on November 18, 2018, was automatically renewed for successive five year terms, unless terminated earlier
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative services days termination notice			120 days	120 days
Administrative services fee			$ 60,000		$ 60,000
Administrative Services Agreement [Member] | Monthly fee [Member]
Related Party Transaction [Line Items]
Administrative services fee									$ 10,000